STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

20. STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC subsidiaries must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. Subject to certain cumulative limits including until the total amount set aside reaches 50% of its registered capital, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end). These reserve funds can only be used for specific purposes and are not distributable as cash dividends. As of December 31, 2015, the Group’s profit appropriation made to the reserve fund reached the maximum required amount of 50% of registered capital and amounted to RMB1,509. Accordingly, no additional profit appropriation during the years ended December 31, 2018. During the year ended December 31, 2019 and 2020, due to the new appropriable profit earned by certain PRC entities in the Group, the Group accrued an additional RMB92 and RMB5,997 statutory reserve.

As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The balances of restricted net assets were RMB153,851, RMB153,943 and RMB180,981 as of December 31, 2018, 2019 and 2020, respectively.